Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common share, par value EUR 0.12 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	8.35
Maximum Aggregate Offering Price	$ 417,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 36,322.50
Offering Note	This registration statement on Form S-8 covers common shares, par value EUR 0.12 per share, of Aegon Ltd. ("Common Stock") (i) authorized for issuance under the Aegon Ltd. 2027 Omnibus Incentive Plan (the "Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction. The proposed maximum offering price per share is estimated, solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices reported for a share of Common Stock on the New York Stock Exchange on November 6, 2026.